T. ROWE PRICE Mid-Cap Index Fund
March 31, 2021 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.9%
COMMUNICATION SERVICES 6.9%
Entertainment 2.4%
Liberty Media Corp-Liberty Formula One, Class A (1) 171 7
Liberty Media-Liberty Formula One, Class C (1) 1,378 60
Lions Gate Entertainment, Class A (1) 397 6
Lions Gate Entertainment, Class B (1) 803 10
Madison Square Garden Entertainment (1) 127 10
Madison Square Garden Sports (1) 137 25
Playtika Holding (1) 522 14
Roku (1) 755 246
Spotify Technology (1) 929 249
World Wrestling Entertainment, Class A  314 17
Zynga, Class A (1) 6,178 63
707
Interactive Media & Services 2.5%
IAC/InterActiveCorp (1) 524 113
Match Group (1) 1,555 214
Pinterest, Class A (1) 2,783 206
TripAdvisor (1) 699 37
Zillow Group, Class A (1) 409 54
Zillow Group, Class C (1)(2) 1,004 130
754
Media 1.9%
Altice USA, Class A (1) 1,556 50
Cable One  37 68
John Wiley & Sons, Class A  297 16
Liberty Broadband, Class A (1) 171 25
Liberty Broadband, Class C (1) 1,104 166
Liberty Media Corp-Liberty SiriusXM, Class A (1) 582 26
Liberty Media Corp-Liberty SiriusXM, Class C (1) 1,205 53
New York Times, Class A  1,125 57
Nexstar Media Group, Class A  292 41
Sirius XM Holdings (2) 7,738 47
549
Wireless Telecommunication Services 0.1%
Telephone & Data Systems  689 16
United States Cellular (1) 112 4
20
Total Communication Services 2,030

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
CONSUMER DISCRETIONARY 10.1%
Auto Components 0.5%
Gentex  1,701 61
Lear  421 76
137
Automobiles 0.3%
Harley-Davidson  1,058 42
Thor Industries  364 49
91
Diversified Consumer Services 1.2%
Bright Horizons Family Solutions (1) 420 72
Chegg (1) 903 77
frontdoor (1) 596 32
Graham Holdings, Class B  27 15
Grand Canyon Education (1) 320 34
H&R Block  1,260 27
Service Corp International  1,165 60
Terminix Global Holdings (1) 916 44
361
Hotels, Restaurants & Leisure 1.9%
Aramark  1,574 59
Choice Hotels International  241 26
Extended Stay America  1,212 24
Hyatt Hotels, Class A  249 21
Planet Fitness, Class A (1) 572 44
Six Flags Entertainment  533 25
Travel + Leisure  585 36
Vail Resorts  275 80
Wendy's  1,228 25
Wyndham Hotels & Resorts  628 44
Yum China Holdings  2,776 164
548
Household Durables 0.3%
Tempur Sealy International  1,305 48
Toll Brothers  779 44
92
Internet & Direct Marketing Retail 0.8%
Grubhub (1) 640 38
Qurate Retail, Series A  2,608 31
Wayfair, Class A (1)(2) 491 155
224

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
Leisure Products 1.2%
Brunswick  550 52
Mattel (1) 2,359 47
Peloton Interactive, Class A (1) 1,762 198
Polaris  408 55
352
Multiline Retail 0.4%
Kohl's  1,088 65
Nordstrom  758 29
Ollie's Bargain Outlet Holdings (1) 375 32
126
Specialty Retail 2.2%
AutoNation (1) 393 37
Burlington Stores (1) 449 134
Carvana (1) 393 103
Dick's Sporting Goods  430 33
Five Below (1) 384 73
Floor & Decor Holdings, Class A (1) 653 62
Foot Locker  719 41
Leslie's (1) 497 12
Penske Automotive Group  222 18
Petco Health & Wellness (1) 361 8
Vroom (1) 716 28
Williams-Sonoma  536 96
645
Textiles, Apparel & Luxury Goods 1.3%
Capri Holdings (1) 993 51
Carter's  297 26
Columbia Sportswear  197 21
Lululemon Athletica (1) 786 241
Skechers USA, Class A (1) 926 39
378
Total Consumer Discretionary 2,954
CONSUMER STAPLES 2.8%
Beverages 0.8%
Boston Beer, Class A (1) 62 75
Keurig Dr Pepper  4,837 166
241
Food & Staples Retailing 0.6%
Albertsons, Class A (2) 1,062 20
Casey's General Stores  252 55
Grocery Outlet Holding (1) 505 19

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
Sprouts Farmers Market (1) 803 21
U.S. Foods Holding (1) 1,525 58
173
Food Products 1.0%
Beyond Meat (1)(2) 368 48
Bunge  939 75
Flowers Foods  1,345 32
Hain Celestial Group (1) 580 25
Ingredion  470 42
Pilgrim's Pride (1) 358 9
Post Holdings (1) 422 45
Seaboard  2 7
TreeHouse Foods (1) 387 20
303
Household Products 0.2%
Energizer Holdings  474 23
Reynolds Consumer Products  341 10
Spectrum Brands Holdings  288 24
57
Personal Products 0.2%
Coty, Class A  1,974 18
Herbalife Nutrition (1) 623 28
Nu Skin Enterprises, Class A  346 18
64
Total Consumer Staples 838
ENERGY 1.2%
Energy Equipment & Services 0.1%
Helmerich & Payne  725 19
19
Oil, Gas & Consumable Fuels 1.1%
Antero Midstream  1,965 18
Cheniere Energy (1) 1,606 116
Cimarex Energy  698 41
Continental Resources  510 13
EQT  1,983 37
Equitrans Midstream  2,824 23
Murphy Oil  1,007 16
Targa Resources  1,570 50
314
Total Energy 333

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
FINANCIALS 11.7%
Banks 3.2%
Associated Banc-Corp  1,032 22
Bank of Hawaii  269 24
Bank OZK  847 35
BOK Financial  215 19
Commerce Bancshares  733 56
Cullen  384 42
East West Bancorp  976 72
First Citizens BancShares, Class A  44 37
First Hawaiian  887 24
First Horizon  3,738 63
FNB  2,223 28
PacWest Bancorp  804 31
Pinnacle Financial Partners  506 45
Popular  578 41
Prosperity Bancshares  622 47
Signature Bank  395 89
Sterling Bancorp  1,324 30
Synovus Financial  1,012 46
TCF Financial  1,044 49
Umpqua Holdings  1,518 27
Webster Financial  623 34
Western Alliance Bancorp  679 64
Wintrust Financial  386 29
954
Capital Markets 2.5%
Affiliated Managers Group  318 47
Apollo Global Management (2) 1,179 56
Ares Management, Class A  682 38
Carlyle Group  819 30
Evercore, Class A  273 36
FactSet Research Systems  257 79
Interactive Brokers Group, Class A  512 37
KKR  3,765 184
Lazard, Class A  698 30
LPL Financial Holdings  548 78
Morningstar  147 33
SEI Investments  782 48
Tradeweb Markets, Class A  573 43
Virtu Financial, Class A  443 14
753
Consumer Finance 0.9%
Ally Financial  2,580 117

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
Credit Acceptance (1)(2) 65 24
LendingTree (1) 76 16
OneMain Holdings  510 27
Santander Consumer USA Holdings  493 13
SLM  2,564 46
Upstart Holdings (1)(2) 95 12
255
Diversified Financial Services 0.6%
Equitable Holdings  2,770 90
Jefferies Financial Group  1,535 46
Voya Financial  856 55
191
Insurance 3.4%
Alleghany (1) 95 59
American Financial Group  488 56
American National Group  51 6
Arch Capital Group (1) 2,715 104
Assured Guaranty  545 23
Athene Holding, Class A (1) 790 40
Axis Capital Holdings  578 29
Brighthouse Financial (1) 604 27
Brown & Brown  1,625 74
CNA Financial  203 9
Erie Indemnity, Class A  172 38
Fidelity National Financial  1,903 77
First American Financial  753 43
GoHealth, Class A (1) 294 3
Hanover Insurance Group  248 32
Kemper  433 35
Lemonade (1)(2) 228 21
Markel (1) 94 107
Mercury General  191 12
Old Republic International  1,934 42
Primerica  269 40
Reinsurance Group of America  474 60
RenaissanceRe Holdings  357 57
White Mountains Insurance Group  21 23
1,017
Mortgage Real Estate Investment Trusts 0.8%
AGNC Investment, REIT  3,797 64
Annaly Capital Management, REIT  9,719 84
New Residential Investment, REIT  2,938 33

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
Starwood Property Trust, REIT (2) 1,872 46
227
Thrifts & Mortgage Finance 0.3%
MGIC Investment  2,414 33
New York Community Bancorp  3,181 40
Rocket, Class A  740 17
TFS Financial  420 9
99
Total Financials 3,496
HEALTH CARE 13.1%
Biotechnology 3.9%
ACADIA Pharmaceuticals (1) 761 20
Acceleron Pharma (1) 362 49
Agios Pharmaceuticals (1) 421 22
Alkermes (1) 1,067 20
Alnylam Pharmaceuticals (1) 801 113
BioMarin Pharmaceutical (1) 1,248 94
Bluebird Bio (1) 460 14
Exact Sciences (1) 1,029 136
Exelixis (1) 2,106 47
Global Blood Therapeutics (1) 414 17
Ionis Pharmaceuticals (1) 905 41
Iovance Biotherapeutics (1) 954 30
Moderna (1) 1,977 259
Neurocrine Biosciences (1) 648 63
Sage Therapeutics (1) 351 26
Sana Biotechnology (1) 183 6
Sarepta Therapeutics (1) 526 39
Seagen (1) 879 122
United Therapeutics (1) 297 50
1,168
Health Care Equipment & Supplies 2.2%
Envista Holdings (1) 1,103 45
Globus Medical, Class A (1) 527 32
Haemonetics (1) 345 38
Hill-Rom Holdings  467 52
ICU Medical (1) 132 27
Insulet (1) 459 120
Integra LifeSciences Holdings (1) 492 34
Masimo (1) 335 77
Novocure (1) 700 92
Penumbra (1) 226 61
Quidel (1) 255 33

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
Tandem Diabetes Care (1) 415 37
648
Health Care Providers & Services 1.5%
Acadia Healthcare (1) 612 35
Amedisys (1) 219 58
Chemed  107 49
Encompass Health  684 56
Guardant Health (1) 573 87
Molina Healthcare (1) 413 97
Oak Street Health (1)(2) 627 34
Premier, Class A  843 29
Signify Health, Class A (1) 153 4
449
Health Care Technology 1.5%
American Well, Class A (1) 468 8
Certara (1)(2) 289 8
Change Healthcare (1) 1,676 37
Teladoc Health (1)(2) 748 136
Veeva Systems, Class A (1) 937 245
434
Life Sciences Tools & Services 2.6%
10X Genomics, Class A (1) 403 73
Adaptive Biotechnologies (1) 532 21
Avantor (1) 3,493 101
Berkeley Lights (1) 170 9
Bio-Techne  265 101
Bruker  717 46
Charles River Laboratories International (1) 335 97
Maravai LifeSciences Holdings, Class A (1) 460 16
PPD (1) 1,105 42
PRA Health Sciences (1) 443 68
QIAGEN (1) 1,561 76
Repligen (1) 382 74
Sotera Health (1) 539 14
Syneos Health (1) 569 43
781
Pharmaceuticals 1.4%
Elanco Animal Health (1) 3,124 92
Horizon Therapeutics (1) 1,356 125
Jazz Pharmaceuticals (1) 378 62
Nektar Therapeutics (1) 1,187 24
Reata Pharmaceuticals, Class A (1)(2) 187 18

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
Royalty Pharma, Class A (2) 2,217 97
418
Total Health Care 3,898
INDUSTRIALS & BUSINESS SERVICES 13.0%
Aerospace & Defense 1.2%
Axon Enterprise (1) 439 62
BWX Technologies  662 44
Curtiss-Wright  284 34
HEICO  314 39
HEICO, Class A  535 61
Hexcel  581 33
Mercury Systems (1) 384 27
Spirit AeroSystems Holdings, Class A  728 35
Virgin Galactic Holdings (1)(2) 464 14
349
Air Freight & Logistics 0.3%
XPO Logistics (1) 632 78
78
Airlines 0.2%
Copa Holdings, Class A  215 18
JetBlue Airways (1) 2,229 45
63
Building Products 0.9%
Armstrong World Industries  328 30
AZEK (1) 634 27
Lennox International  238 74
Owens Corning  742 68
Trex (1) 802 73
272
Commercial Services & Supplies 0.6%
ADT  1,048 9
Clean Harbors (1) 353 30
Driven Brands Holdings (1) 252 6
IAA (1) 930 51
MSA Safety  259 39
Stericycle (1) 636 43
178
Construction & Engineering 0.3%
AECOM (1) 976 63
Valmont Industries  144 34
97

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
Electrical Equipment 1.1%
Acuity Brands  245 40
Array Technologies (1) 843 25
GrafTech International  1,163 14
Hubbell  380 71
nVent Electric  1,064 30
Regal Beloit  277 40
Sensata Technologies Holding (1) 1,067 62
Shoals Technologies Group, Class A (1) 609 21
Vertiv Holdings  1,627 33
336
Industrial Conglomerates 0.2%
Carlisle  370 61
61
Machinery 2.7%
AGCO  433 62
Allison Transmission Holdings  779 32
Colfax (1) 759 33
Crane  333 31
Donaldson  880 51
Flowserve  901 35
Gates Industrial (1) 447 7
Graco  1,141 82
ITT  592 54
Lincoln Electric Holdings  401 49
Middleby (1) 387 64
Nordson  404 80
Oshkosh  464 55
Timken  435 35
Toro  742 77
Trinity Industries  608 18
Woodward  386 47
812
Marine 0.1%
Kirby (1) 408 25
25
Professional Services 2.1%
Booz Allen Hamilton Holding  937 76
CACI International, Class A (1) 170 42
CoreLogic  510 40
CoStar Group (1) 270 222
Dun & Bradstreet Holdings (1) 952 23
FTI Consulting (1) 242 34

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
ManpowerGroup  407 40
Science Applications International  407 34
TransUnion  1,312 118
629
Road & Rail 2.7%
AMERCO  62 38
Knight-Swift Transportation Holdings  866 41
Landstar System  261 43
Lyft, Class A (1) 1,741 110
Ryder System  369 28
Schneider National, Class B  411 10
Uber Technologies (1) 9,570 522
792
Trading Companies & Distributors 0.5%
Air Lease  740 36
MSC Industrial Direct, Class A  321 29
Univar Solutions (1) 1,135 25
Watsco  223 58
148
Transportation Infrastructure 0.1%
Macquarie Infrastructure  506 16
16
Total Industrials & Business Services 3,856
INFORMATION TECHNOLOGY 28.5%
Communications Equipment 0.6%
Ciena (1) 1,057 58
CommScope Holding (1) 1,364 21
EchoStar, Class A (1) 309 7
Lumentum Holdings (1) 528 48
Ubiquiti  58 17
Viasat (1) 412 20
171
Electronic Equipment, Instruments & Components 1.6%
Arrow Electronics (1) 517 57
Avnet  672 28
Cognex  1,158 96
Coherent (1) 168 42
Dolby Laboratories, Class A  447 44
Jabil  1,017 53
Littelfuse  161 43
National Instruments  893 39
SYNNEX  285 33

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
Vontier (1) 1,056 32
467
IT Services 6.9%
Alliance Data Systems  321 36
Amdocs  895 63
BigCommerce Holdings, Series 1 (1) 308 18
Black Knight (1) 1,047 77
Concentrix (1) 285 43
EPAM Systems (1) 367 146
Euronet Worldwide (1) 354 49
Fastly, Class A (1)(2) 550 37
Genpact  1,305 56
Globant (1) 264 55
GoDaddy, Class A (1) 1,163 90
MongoDB (1) 359 96
Okta (1) 806 178
Sabre  2,176 32
Square, Class A (1) 2,565 582
StoneCo, Class A (1) 1,392 85
Switch, Class A  585 10
Twilio, Class A (1) 996 339
WEX (1) 302 63
2,055
Semiconductors & Semiconductor Equipment 3.1%
Allegro MicroSystems (1) 305 8
Cirrus Logic (1) 406 34
Cree (1)(2) 766 83
Entegris  928 104
First Solar (1) 639 56
Inphi (1) 328 59
Marvell Technology Group  4,607 226
MKS Instruments  374 69
ON Semiconductor (1) 2,800 116
SolarEdge Technologies (1) 345 99
Universal Display  304 72
926
Software 15.4%
2U (1)(2) 476 18
Alteryx, Class A (1) 378 31
Anaplan (1) 936 50
Aspen Technology (1) 473 68
Atlassian, Class A (1) 910 192
Avalara (1) 575 77
Bill.com Holdings (1) 518 75

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
C3.ai, Class A (1)(2) 107 7
CDK Global  844 46
Ceridian HCM Holding (1) 803 68
Cloudflare, Class A (1) 807 57
Coupa Software (1) 486 124
Crowdstrike Holdings, Class A (1) 1,072 196
Datadog, Class A (1) 1,055 88
Datto Holding (1) 154 4
DocuSign (1) 1,259 255
Dropbox, Class A (1) 1,682 45
Duck Creek Technologies (1) 507 23
Dynatrace (1) 1,263 61
Elastic (1) 462 51
Everbridge (1) 252 31
Fair Isaac (1) 194 94
FireEye (1) 1,559 30
Five9 (1) 423 66
Guidewire Software (1) 585 59
HubSpot (1) 286 130
Jamf Holding (1) 285 10
JFrog (1) 100 4
Manhattan Associates (1) 443 52
McAfee, Class A  240 5
Medallia (1) 597 17
nCino (1) 316 21
New Relic (1) 368 23
Nuance Communications (1)(2) 1,969 86
Nutanix, Class A (1) 1,292 34
PagerDuty (1)(2) 497 20
Palo Alto Networks (1) 656 211
Paylocity Holding (1) 262 47
Pegasystems  272 31
Pluralsight, Class A (1) 838 19
Proofpoint (1) 390 49
PTC (1) 725 100
RealPage (1) 612 53
RingCentral, Class A (1) 544 162
Slack Technologies, Class A (1) 3,435 140
Smartsheet, Class A (1) 784 50
SolarWinds (1) 305 5
Splunk (1) 1,120 152
SS&C Technologies Holdings  1,560 109
Teradata (1) 752 29
Trade Desk, Class A (1) 286 186
Unity Software (1)(2) 208 21
VMware, Class A (1) 562 85

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
Workday, Class A (1) 1,238 308
Zendesk (1) 801 106
Zoom Video Communications, Class A (1) 1,214 390
Zscaler (1) 505 87
4,558
Technology Hardware, Storage & Peripherals 0.9%
Dell Technologies, Class C (1) 1,814 160
NCR (1) 888 34
Pure Storage, Class A (1) 1,691 36
Xerox Holdings  1,154 28
258
Total Information Technology 8,435
MATERIALS 3.6%
Chemicals 1.6%
Ashland Global Holdings  379 34
Axalta Coating Systems (1) 1,455 43
Cabot  386 20
Chemours  1,119 31
Element Solutions  1,487 27
Huntsman  1,361 39
NewMarket  48 18
Olin  987 38
RPM International  886 82
Scotts Miracle-Gro  279 68
Valvoline  1,245 33
Westlake Chemical  236 21
WR Grace  387 23
477
Construction Materials 0.1%
Eagle Materials  283 38
38
Containers & Packaging 1.1%
AptarGroup  450 64
Ardagh Group  127 3
Berry Global Group (1) 935 58
Crown Holdings  898 87
Graphic Packaging Holding  1,839 33
Silgan Holdings  547 23
Sonoco Products  696 44
312
Metals & Mining 0.8%
Reliance Steel & Aluminum  444 68

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
Royal Gold  459 49
Southern Copper  575 39
Steel Dynamics  1,383 70
226
Total Materials 1,053
REAL ESTATE 7.4%
Equity Real Estate Investment Trusts 7.1%
American Campus Communities, REIT  948 41
American Homes 4 Rent, Class A, REIT  1,889 63
Americold Realty Trust, REIT  1,647 63
Apartment Income REIT, REIT  1,024 44
Apartment Investment & Management, Class A, REIT  1,034 6
Apple Hospitality REIT, REIT  1,450 21
Brandywine Realty Trust, REIT  1,150 15
Brixmor Property Group, REIT  2,029 41
Brookfield Property REIT, Class A, REIT  250 5
Camden Property Trust, REIT  656 72
CoreSite Realty, REIT  285 34
Corporate Office Properties Trust, REIT  765 20
Cousins Properties, REIT  1,020 36
CubeSmart, REIT  1,333 50
CyrusOne, REIT  833 56
Douglas Emmett, REIT  1,150 36
Empire State Realty Trust, Class A, REIT  987 11
EPR Properties, REIT  517 24
Equity Commonwealth, REIT  804 22
Equity LifeStyle Properties, REIT  1,201 76
First Industrial Realty Trust, REIT  887 41
Gaming & Leisure Properties, REIT  1,499 64
Healthcare Trust of America, Class A, REIT  1,489 41
Highwoods Properties, REIT  712 31
Hudson Pacific Properties, REIT  1,022 28
Invitation Homes, REIT  3,875 124
JBG SMITH Properties, REIT  844 27
Kilroy Realty, REIT  804 53
Lamar Advertising, Class A, REIT  599 56
Life Storage, REIT  507 44
Medical Properties Trust, REIT  4,030 86
National Retail Properties, REIT  1,195 53
Omega Healthcare Investors, REIT  1,587 58
Outfront Media, REIT  985 22
Paramount Group, REIT  1,280 13
Park Hotels & Resorts, REIT  1,610 35
Rayonier, REIT  913 29

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
Rexford Industrial Realty, REIT  908 46
SL Green Realty, REIT (2) 481 34
Spirit Realty Capital, REIT  786 33
STORE Capital, REIT  1,664 56
Sun Communities, REIT  735 110
VEREIT, REIT  1,509 58
VICI Properties, REIT (2) 3,763 106
Weingarten Realty Investors, REIT  826 22
WP Carey, REIT  1,203 85
2,091
Real Estate Management & Development 0.3%
Howard Hughes (1) 268 25
Jones Lang LaSalle (1) 363 65
90
Total Real Estate 2,181
UTILITIES 1.6%
Electric Utilities 0.8%
Avangrid  398 20
Hawaiian Electric Industries  743 33
IDACORP  345 35
OGE Energy  1,389 45
PG&E (1) 9,174 107
240
Gas Utilities 0.3%
National Fuel Gas  605 30
UGI  1,435 59
89
Independent Power & Renewable Electricity Producers 0.2%
Vistra  3,443 61
61
Multi-Utilities 0.1%
MDU Resources Group  1,376 43
43
Water Utilities 0.2%
Essential Utilities  1,552 69
69
Total Utilities 502
Total Common Stocks (Cost $26,551) 29,576

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
EXCHANGE-TRADED FUNDS 0.0%
Exchange-Traded Funds 0.0%
SPDR S&P MidCap 400 ETF Trust (2) 18 8
Total Exchange-Traded Funds (Cost $8) 8
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 0.04% (3)(4) 17,250 17
Total Short-Term Investments (Cost $17) 17
SECURITIES LENDING COLLATERAL 3.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 3.7%
Short-Term Funds 3.7%
T. Rowe Price Short-Term Fund, 0.08% (3)(4) 110,187 1,102
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 1,102
Total Securities Lending Collateral (Cost $1,102) 1,102
Total Investments in Securities 103.7%
(Cost $27,678) $ 30,703
Other Assets Less Liabilities (3.7)% (1,107)
Net Assets 100.0% $ 29,596
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2021.
(3) Seven-day yield
(4) Affiliated Companies
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ —
T. Rowe Price Short-Term Fund, 0.08% — — —++
Totals $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 5  ¤  ¤ $ 17
T. Rowe Price Short-Term Fund,
0.08% 363  ¤  ¤ 1,102
Total $ 1,119^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,119.

T. ROWE PRICE Mid-Cap Index Fund
Unaudited
Notes to Portfolio of Investments
19
T. Rowe Price Mid-Cap Index Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Mid-Cap Index Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific

T. ROWE PRICE Mid-Cap Index Fund

considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On March 31, 2021, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.